Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
NET SALES	$ 30,000	$ 1,054,826
COST OF SALES	26,895	907,083
GROSS MARGIN	3,105	147,743
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Impairment of goodwill		6,000,410
Selling, general and administrative	2,795,600	13,036,694
Total Selling, General and Administrative Expenses	2,795,600	19,037,104
LOSS FROM OPERATIONS	(2,792,495)	(18,889,361)
OTHER INCOME (EXPENSES)
Gain on forgiveness of debt	43,920
Gain (Loss) on change in fair value of derivative liability	233,667	(83,464)
Non-cash finance charge	(464,442)	(199,625)
Interest expense (including amortization of debt discount of $657,161, and $107,994, respectively)	(1,163,292)	(565,091)
Total Other (Expenses)	(1,350,147)	(848,180)
LOSS BEFORE INCOME TAXES	(4,142,642)	(19,737,541)
INCOME TAX EXPENSE
NET LOSS	$ (4,142,642)	$ (19,737,541)
BASIC AND DILUTED:
Net loss per common share	$ (0.19)	$ (1.76)
Weighted average shares outstanding	21,605,080	11,207,869